American Century Investments®
Quarterly Portfolio Holdings
International Small-Mid Cap Fund
August 31, 2026

International Small-Mid Cap Fund - Schedule of Investments
AUGUST 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Australia — 7.2%
Codan Ltd.	149,049	5,007,930
Genesis Minerals Ltd.(1)	1,096,339	6,447,779
Iluka Resources Ltd.	310,375	1,520,917
NEXTDC Ltd.(1)	467,702	4,617,662
PLS Group Ltd.(1)	408,745	1,578,124
Sandfire Resources Ltd.(1)	339,041	5,553,770
Superloop Ltd.(1)	1,646,476	3,392,177
Ventia Services Group Ltd.	1,103,933	4,304,839
		32,423,198
Austria — 0.8%
AT&S Austria Technologie & Systemtechnik AG(1)	19,489	3,478,688
Belgium — 1.7%
KBC Ancora	72,442	7,840,240
Canada — 10.5%
Aritzia, Inc.(1)	50,947	4,854,843
Bird Construction, Inc.(2)	80,197	3,917,412
Descartes Systems Group, Inc.(1)	45,980	3,700,097
Extendicare, Inc.(2)	223,177	4,924,242
Groupe Dynamite, Inc.(2)	81,452	3,718,365
Kraken Robotics, Inc.(1)	121,955	455,808
Linamar Corp.	58,852	4,192,825
MDA Space Ltd.(1)	127,189	3,673,564
OceanaGold Corp.	110,531	3,251,451
Parex Resources, Inc.	181,854	3,742,181
Sienna Senior Living, Inc.	432,198	6,498,796
Trekor Metals Ltd.(1)	498,545	4,506,847
		47,436,431
Denmark — 4.7%
AL Sydbank	54,786	5,781,029
ALK-Abello AS	154,393	5,002,592
ISS AS	133,778	5,988,292
NKT AS(1)	31,411	4,463,579
		21,235,492
France — 3.9%
Exosens SAS	71,590	4,830,743
Gaztransport Et Technigaz SA	22,160	5,414,933
LISI SA	55,257	3,895,178
Nexans SA	22,958	3,718,735
		17,859,589
Germany — 6.0%
Auto1 Group SE(1)	88,510	2,304,444
Deutz AG	355,734	5,246,277
flatexDEGIRO SE	140,857	6,254,883
Nordex SE(1)	110,020	4,830,693
Salzgitter AG	84,087	5,541,825
Scout24 SE	31,914	2,950,180
		27,128,302

Israel — 2.8%
Cellebrite DI Ltd.(1)	139,079	1,668,948
Meitav Investment House Ltd.	72,204	2,875,176
Nova Ltd.(1)	6,518	2,271,197
Phoenix Financial Ltd.	40,116	2,516,830
Tower Semiconductor Ltd.(1)	16,312	3,344,776
		12,676,927
Italy — 4.3%
ACEA SpA	101,997	2,482,216
Banca Generali SpA	64,310	4,931,946
De' Longhi SpA	97,651	4,801,754
Lottomatica Group SpA	104,463	3,075,377
Reply SpA	22,071	3,130,159
Technogym SpA	74,279	1,142,117
		19,563,569
Japan — 33.2%
Aica Kogyo Co. Ltd.	44,400	1,151,720
Asahi Intecc Co. Ltd.	236,000	5,569,330
Asics Corp.	82,900	2,324,759
BayCurrent, Inc.(2)	104,500	5,362,546
Casio Computer Co. Ltd.	398,500	6,244,411
Daiei Kankyo Co. Ltd.	121,600	2,952,578
Food & Life Cos. Ltd.	133,600	4,915,641
Furuno Electric Co. Ltd.	68,100	3,213,973
Haseko Corp.	110,800	2,007,620
Hokkaido Electric Power Co., Inc.	493,400	3,400,711
Japan Metropolitan Fund Invest(2)	3,113	2,197,780
JTEKT Corp.	258,600	3,457,012
Katitas Co. Ltd.	310,500	7,473,051
Kinden Corp.	64,000	2,795,214
Kokusai Electric Corp.	113,000	6,150,019
Kurita Water Industries Ltd.	97,200	4,882,473
Kyoto Financial Group, Inc.	234,300	7,284,434
Mebuki Financial Group, Inc.	781,200	8,300,492
Meiko Electronics Co. Ltd.	17,400	2,140,700
Mitsui Kinzoku Co. Ltd.	11,700	2,119,400
Morinaga Milk Industry Co. Ltd.	614,800	4,403,864
Nabtesco Corp.	159,100	4,551,831
Nextage Co. Ltd.	301,400	6,359,100
Organo Corp.	12,700	1,024,501
Rengo Co. Ltd.	381,000	3,879,235
Resonac Holdings Corp.	44,800	4,385,186
Seiko Group Corp.	84,100	6,177,859
Sinfonia Technology Co. Ltd.	70,700	5,490,795
Sojitz Corp.	116,300	4,059,000
SUMCO Corp.	143,400	3,016,527
Suruga Bank Ltd.	591,100	10,979,823
SWCC Corp.	41,400	3,834,061
Sysmex Corp.	206,900	2,546,656
Tokyo Ohka Kogyo Co. Ltd.	70,500	3,753,816
Tokyo Tatemono Co. Ltd.	66,500	1,430,098
Yaskawa Electric Corp.(2)	23,400	693,613
		150,529,829

Netherlands — 1.8%
Aalberts NV	103,152	5,257,210
SBM Offshore NV	69,360	2,837,420
		8,094,630
Norway — 2.6%
DOF Group ASA	219,386	3,126,247
Storebrand ASA	393,833	8,628,527
		11,754,774
Singapore — 0.5%
Keppel DC REIT	1,275,700	2,206,840
Spain — 3.3%
Bankinter SA	147,604	2,849,349
Construcciones y Auxiliar de Ferrocarriles SA	61,139	5,042,119
Sacyr SA	825,185	4,058,352
Tecnicas Reunidas SA(1)	105,826	3,240,598
		15,190,418
Sweden — 4.9%
Asker Healthcare Group AB	418,337	3,208,778
Asmodee Group AB, Class B(1)	272,101	4,376,732
Clas Ohlson AB, B Shares	86,209	4,151,992
Lagercrantz Group AB, B Shares	58,888	1,379,813
Loomis AB	80,833	4,564,189
Millicom International Cellular SA	47,271	4,432,129
		22,113,633
Switzerland — 1.5%
Accelleron Industries AG	49,839	4,487,889
Temenos AG	25,199	2,316,966
		6,804,855
United Kingdom — 10.0%
Balfour Beatty PLC	517,317	6,133,160
Computacenter PLC	59,081	4,509,530
Cranswick PLC	57,929	4,216,086
Diploma PLC	26,610	2,615,486
Filtronic PLC(1)	388,515	1,233,850
Games Workshop Group PLC	15,775	3,911,794
Greencore Group PLC	1,019,243	3,672,139
IMI PLC	128,037	5,334,141
SigmaRoc PLC(1)	2,526,703	4,272,861
Tritax Big Box REIT PLC	1,654,391	3,490,199
Volution Group PLC	409,365	3,702,765
Zegona Communications PLC	104,915	2,298,728
		45,390,739
TOTAL COMMON STOCKS (Cost $359,838,524)		451,728,154
EXCHANGE-TRADED FUNDS — 0.0%
iShares MSCI EAFE Small-Cap ETF (Cost $62,157)	875	75,950
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,880	2,880
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,943,362	3,943,362
		3,946,242

Repurchase Agreements — 0.1%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 5/15/28, valued at $752,880), at 3.66%, dated 8/31/26, due 9/1/26 (Delivery value $738,075)	738,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,684,242)	4,684,242
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $364,584,923)	456,488,346
OTHER ASSETS AND LIABILITIES — (0.7)%	(3,258,622)
TOTAL NET ASSETS — 100.0%	$453,229,724

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	26.8%
Consumer Discretionary	15.1%
Financials	15.0%
Information Technology	11.5%
Materials	10.6%
Health Care	6.2%
Energy	4.0%
Real Estate	3.7%
Communication Services	2.9%
Consumer Staples	2.7%
Utilities	1.2%
Exchange-Traded Funds	0.0%
Short-Term Investments	1.0%
Other Assets and Liabilities	(0.7)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $22,025,925. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $23,091,966, which includes securities collateral of $19,148,604.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$16,223,897	$435,504,257	—
Exchange-Traded Funds	75,950	—	—
Short-Term Investments	3,946,242	738,000	—
	$20,246,089	$436,242,257	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.